LEASE OBLIGATIONS	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021
Lease Obligations
LEASE OBLIGATIONS

NOTE 7 – LEASE OBLIGATIONS

Finance Lease Obligations:

During March 2019, the Company entered into a lease agreement for certain lab equipment in the amount of $239,595. Under the terms of the lease agreement, the Company is required to make 60 equal monthly payments of $4,513 plus applicable sales taxes. Under the Lease Agreement, the Company has the right to acquire all of the leased equipment for $1.00. As a result, the lease agreement is being accounted for as a finance lease obligation. The annual interest rate charged in connection with the lease is 4.5%. The leased equipment are being depreciated over their estimated useful lives of 15 years.

During October 2021, the Company entered into a second lease agreement in the amount of $304,873 for certain lab equipment that is being installed at the Basalt lab location. Under the terms of the lease agreement, the Company is required to make 60 equal monthly payments of $5,478 plus applicable sales taxes. Under the Lease Agreement, the Company has the right to acquire all of the leased equipment for $1.00. As a result, the lease agreement is being accounted for as a finance lease obligation. The annual interest rate charged in connection with the lease is 3.0%. Lease payments and depreciation of the leased equipment began during May 2022, the date that the Basalt lab buildout was completed (see below) and the facility became operational. The leased equipment are being depreciated over their estimated useful lives of 15 years.

Operating Lease Obligations:

Administrative Office

The Company’s corporate administrative offices are leased from MariLuna, LLC, a Florida limited liability company which is owned by Dr. Mitrani. During July 2020, the Company entered into an extension of the operating lease agreement. The lease term is for an additional 36 months beginning July 1, 2020 and expiring June 30, 2023, with a monthly rental rate of $3,500. On July 1, 2020, in connection with the adoption of ASC 842, the Company recorded a ROU asset and corresponding operating lease obligation of $117,659 (present value of the associated leased payments based on an assumed borrowing rate of 4.5%).

Lease amortization expense for the three months ended July 31, 2022 and 2021 was $10,001 and $9,562 respectively. Lease amortization expense for the nine months ended July 31, 2022 and 2021 was $29,670 and $28,367, respectively.

Beginning October 1, 2020, the Company entered into a second lease agreement with Mariluna LLC for office space located in Aspen, CO. The initial term of the lease was for one year, expiring on September 30, 2021 and the lease has been subsequently extended on a month to month basis. Under the terms of the lease, the Company is required to make monthly rental payments of $6,500 and was required to provide a security deposit of $11,000 upon execution of the lease agreement.

In connection with the Closing, both of the lease agreements with Mariluna LLC were terminated and the remaining ROU asset and security deposit were written off (see Note 12).

On August 30, 2022, the Company entered into a one-year lease agreement for office space in Los Angeles, California commencing September 1, 2022 and ending August 31, 2023. The Company was required to make a one-time prepayment of the annual rent in the amount of $160,000 and provide a security deposit of $10,000 upon execution of the lease agreement. The lease is non-renewable.

Laboratory Facilities:

In connection with the Company’s decision to again operate a placental tissue bank processing laboratory in Miami, Florida, during February 2019, the Company entered into a renewable month to month lease agreement (“Miami Lab Lease”) for an approximately 450 square foot laboratory and a 100 square foot administrative office space. In connection with the Miami Lab Lease, the Company was required to post a security deposit of $6,332. From November 2020 through May 31, 2021, the Company entered into an additional month to month lease agreement in the same facility as the Miami Lab Lease for an additional 390 square foot laboratory. The Company also has entered into additional month to month lease agreements in the same facility as the Miami Lab Lease for additional administrative office space. Monthly lease payments are approximately $8,000 plus administrative fees and taxes. During June 2022, the Company entered into a six-month lease agreement with the new owners of the Miami Lab Lease facilities effective July 1, 2022 (“New Miami Lab Lease”). The New Miami Lab Lease may be renewed on a month-to-month basis upon expiration of the initial term. Monthly lease payments are approximately $9,500 per month plus administrative fees and taxes.

During March 2021, the Company entered into a lease agreement for an approximately 2,452 square foot commercial space located in Basalt, Colorado (the “Basalt Lab Lease”). The Company intends to build additional laboratory processing, product distribution and administrative office capacity from this location. The term of the Basalt Lab Lease is for three years and may be renewed for an additional (3) three-year term provided the Company is not in default (“First Renewal Option”). Rental expense is $6,800 per month and provides for annual increases of 3% or the Denver Aurora Metropolitan CPI index, whichever is greater. In connection with the Basalt Lab Lease, the Company was required to post a security deposit of $13,600. The Company completed the construction of the initial laboratory and office build-out at a cost of $925,932. The Basalt Lab Lease location became operational during May 2022.

In connection with the execution of the Basalt Lab Lease, the Company recorded a ROU asset and corresponding operating lease obligation of $235,313 (present value of the associated leased payments based on an assumed borrowing rate of 4.5%).

Lease amortization expense for the three months and nine months ended July 31, 2022 was $19,397 and $56,735, respectively.

NOTE 6 – LEASE OBLIGATIONS

Finance Lease Obligations:

During March 2019, the Company entered into a lease agreement for certain lab equipment in the amount of $239,595. Under the terms of the lease agreement, the Company is required to make 60 equal monthly payments of $4,513 plus applicable sales taxes. Under the Lease Agreement, the Company has the right to acquire all of the leased equipment for $1.00. As a result, the lease agreement is being accounted for as a finance lease obligation. The annual interest rate charged in connection with the lease is 4.5%. The leased equipment are being depreciated over their estimated useful lives of 15 years.

During October 2021, the Company entered into a second lease agreement in the amount of $304,873 for certain lab equipment that is being installed at the Basalt lab location. Under the terms of the lease agreement, the Company is required to make 60 equal monthly payments of $5,478 plus applicable sales taxes. Under the Lease Agreement, the Company has the right to acquire all of the leased equipment for $1.00. As a result, the lease agreement is being accounted for as a finance lease obligation. The annual interest rate charged in connection with the lease is 3.0%. Lease payments and depreciation of the leased equipment has not commenced pending completion of the Basalt lab buildout (see below) and the facility becomes operational. The leased equipment will be depreciated over their estimated useful lives of 15 years.

The weighted average remaining term of the Company’s Finance Leases as of October 31, 2021 was 45.4 months. The minimum lease payments pursuant to the Finance Leases are as follows:

Minimum
Year Ended October 31,	Rent
2022	$103,454
2023	119,887
2024	83,783
2025	65,731
2026	65,731
Thereafter	16,432
Total undiscounted finance lease payments	455,018
Less: imputed interest	(31,000)
Present value of finance lease liabilities	$424,018

Operating Lease Obligations:

Administrative Office

The Company’s corporate administrative offices are leased from MariLuna, LLC, a Florida limited liability company which is owned by Dr. Mitrani. During July 2020, the Company entered into an extension of the operating lease agreement. The lease term is for an additional 36 months beginning July 1, 2020 and expiring June 30, 2023, with a monthly rental rate of $3,500. On July 1, 2020, in connection with the adoption of ASC 842, the Company recorded a ROU asset and corresponding operating lease obligation of $117,659 (present value of the associated leased payments based on an assumed borrowing rate of 4.5%).

Lease amortization expense for the year ended October 31, 2021 and 2020 was $38,037 and $35,117, respectively.

Beginning October 1, 2020, the Company entered into a second lease agreement with Mariluna LLC for office space located in Aspen, CO. The initial term of the lease was for one year, expiring on September 30, 2021 and the lease has been subsequently extended on a month to month basis. Under the terms of the lease, the Company is required to make monthly rental payments of $6,500 and was required to provide a security deposit of $11,000 upon execution of the lease agreement.

Laboratory Facilities:

In connection with the Company’s decision to again operate a placental tissue bank processing laboratory in Miami, Florida, during February 2019, the Company entered into a renewable month to month lease agreement (“Miami Lab Lease”) for an approximately 450 square foot laboratory and a 100 square foot administrative office facility. Monthly lease payments are approximately $5,200 plus administrative fees and taxes. In connection with the Miami Lab Lease, the Company was required to post a security deposit of $6,332. From November 2020 through May 31, 2021, the Company entered into an additional month to month lease agreement in the same facility as the Miami Lab Lease for an additional 390 square foot laboratory. Monthly lease payments were approximately $4,400 plus administrative fees and taxes.

During March 2021, the Company entered into a lease agreement for an approximately 2,452 square foot commercial space located in Basalt, Colorado (the “Basalt Lab Lease”). The Company intends to build additional laboratory processing, product distribution and administrative office capacity from this location. The term of the Basalt Lab Lease is for three years and may be renewed for an additional (3) three-year term provided the Company is not in default. Rental expense is $6,800 per month and provides for annual increases of 3% or the Denver Aurora Metropolitan CPI index, whichever is greater. In connection with the Basalt Lab Lease, the Company was required to post a security deposit of $13,600. The Company is currently constructing the laboratory and office build-out at an estimated cost of $500,000. The Company expects the construction to be completed during the quarter ended January 31, 2022. The Company has recorded a ROU asset and corresponding operating lease obligation of $235,313 (present value of the associated leased payments based on an assumed borrowing rate of 4.5%).

Lease amortization expense for the years ended October 31, 2021 and 2020 was $47,967 and $0, respectively.

The weighted average remaining term of the Company’s operating leases as of October 31, 2021 was 24.1 months. The minimum lease payments pursuant to the Aspen, CO office lease and the Basalt Lab Lease are as follows:

Minimum
Year Ended October 31,	Rent
2022	$125,232
2023	113,729
2024	28,857
Total undiscounted operating lease payments	267,818
Less: imputed interest	(13,153)
Present value of operating lease liabilities	$254,665